IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders Arising from Changes to Spreads (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
+50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 500	$ 900
-50bp [member] | Corporate spreads [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(600)	(1,000)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	3,300	(3,600)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,400	(1,600)
-10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	(1,900)	(2,000)
10% [member] | Alternative Long-Duration Asset Performance Risk [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	3,200	3,300
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Real estate, agriculture and timber assets [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	1,400	1,400
10% [member] | Alternative Long-Duration Asset Performance Risk [member] | Private equities and other ALDA [member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [line items]
Potential impact on net income attributed to shareholders arising from changes to spreads	$ 1,800	$ 1,900